UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [    ]   Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Flippin, Bruce & Porter, Inc.

Address:  800 Main Street
2nd Floor
Lynchburg, VA 24504

13F File Number:  28-1905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Teresa L. Sanderson
Title:  Chief Compliance Officer
Phone: (434) 845-4900
Signature, Place, and Date of Signing:
Teresa L. Sanderson  Lynchburg, Virginia  August 8, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  1,698,517


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLACUSIP        (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE

ABBOTT LABS                     COM         002824100           413      7800SH     Sole                       1100           6700
AGILENT TECHNOLOGIES            COM         00846U101          5696    160277SH     Sole                     155277           5000
ALLSTATE CORP                   COM         020002101           214      4700SH     Sole                       4700
ALTRIA GROUP INC                COM         02209S103           667     32425SH     Sole                      28075           4350
AMERICAN EXPRESS                COM         025816109         26014    690586SH     Sole                     619936          70650
AMERICAN INTL GROUP             COM         026874107         39437   1490430SH     Sole                    1338780         151650
AMGEN INC                       COM         031162100         38831    823398SH     Sole                     723948          99450
AT&T INC COM                    COM         00206R102           249      7400SH     Sole                       5200           2200
AUTOMATIC DATA PROCESS          COM         053015103           201      4800SH     Sole                       4800
AVERY DENNISON                  COM         053611109         32888    748644SH     Sole                     670744          77900
BANK OF AMERICA                 COM         060505104         47422   1986698SH     Sole                    1771598         215100
BB&T CORP                       COM         054937107           305     13400SH     Sole                      13400
BEST BUY INC                    COM         086516101         40482   1022275SH     Sole                     908875         113400
BP PLC SPONSORED ADR            COM         055622104           519      7456SH     Sole                       7456
CARDINAL HEALTH INC             COM         14149Y108           396      7671SH     Sole                       7271            400
CHEVRON CORP NEW                COM         166764100           406      4094SH     Sole                       4094
CISCO SYS INC                   COM         17275R102         49313   2120067SH     Sole                    1894867         225200
CITIGROUP INC                   COM         172967101         34370   2050715SH     Sole                    1843515         207200
COCA COLA CO                    COM         191216100           631     12145SH     Sole                      12145
COMPUTER SCIENCES               COM         205363104         44884    958244SH     Sole                     860144          98100
COUNTRYWIDE FINANCIAL COM       COM         222372104          1409    331594SH     Sole                     325270           6324
CVS CAREMARK CORP COM           COM         126650100         25564    646039SH     Sole                     545689         100350
DEERE & CO                      COM         244199105           202      2800SH     Sole                       2800
DELL INC                        COM         24702R101         43381   1982694SH     Sole                    1787094         195600
DOMINION RES VA NEW             COM         25746U109           334      7040SH     Sole                       7040
DU PONT E I DE NEMOURS          COM         263534109           232      5400SH     Sole                       5400
EMC CORP                        COM         268648102           514     35000SH     Sole                      35000
EXXON MOBIL CORP                COM         30231G102          3859     43788SH     Sole                      41788           2000
FAMILY DLR STORES INC           COM         307000109         45713   2292535SH     Sole                    2045935         246600
FANNIE MAE                      COM         313586109         19403    994536SH     Sole                     897586          96950
FEDEX CORP                      COM         31428X106         34925    443269SH     Sole                     401669          41600
FLEXTRONICS INTL LTD ORD        COM         Y2573F102         40615   4320764SH     Sole                    3880565         440200
FREDDIE MAC                     COM         313400301         18719   1141392SH     Sole                    1020792         120600
GANNETT INC                     COM         364730101           538     24850SH     Sole                      19250           5600
GENERAL ELEC CO                 COM         369604103         54307   2034728SH     Sole                    1805878         228850
GENERAL MTRS CORP               COM         370442105         21073   1832409SH     Sole                    1674459         157950
GOLDMAN SACHS GROUP             COM         38141G104           280      1600SH     Sole                       1600
HEWLETT-PACKARD CO              COM         428236103         37505    848345SH     Sole                     753945          94400
HOME DEPOT INC                  COM         437076102         32513   1388253SH     Sole                    1253003         135250
INGERSOLL-RAND COMPANY CL A     COM         g4776g101         23145    618363SH     Sole                     572063          46300
INTL BUSINESS MACHINES          COM         459200101         79410    669958SH     Sole                     596733          73225
J P MORGAN CHASE & CO           COM         46625H100         49078   1430436SH     Sole                    1272936         157500
JOHNSON & JOHNSON               COM         478160104         78030   1212779SH     Sole                    1088129         124650
KB HOME                         COM         48666K109         26357   1556794SH     Sole                    1407194         149600
KIMBERLY CLARK                  COM         494368103         21511    359828SH     Sole                     320828          39000
KOHLS CORP                      COM         500255104         36145    902715SH     Sole                     799265         103450
KRAFT FOODS INC CL A            COM         50075N104           349     12272SH     Sole                      11472            800
LEGGETT & PLATT INC             COM         524660107          3874    230986SH     Sole                      91586         139400
LINCOLN NATL CORP               COM         534187109         34308    757024SH     Sole                     679210          77814
MACYS INC COM                   COM         55616P104         28262   1455318SH     Sole                    1325212         130106
MARATHON OIL CORP               COM         565849106          2647     51023SH     Sole                      38823          12200
MASCO CORP                      COM         574599106         38312   2435588SH     Sole                    2217488         218100
MCDONALDS CORP                  COM         580135101           394      7000SH     Sole                       7000
MERCK & CO INC                  COM         589331107         20441    542339SH     Sole                     455889          86450
MICROSOFT CORP                  COM         594918104         28482   1035341SH     Sole                     893491         141850
PEPSICO INC                     COM         713448108           335      5270SH     Sole                       5270
PFIZER INC                      COM         717081103         53217   3046218SH     Sole                    2708418         337800
PHILIP MORRIS INTL INC COM      COM         718172109          1946     39400SH     Sole                      35000           4400
PIONEER NAT RES CO COM          COM         723787107         62048    792640SH     Sole                     699640          93000
POPULAR INC COM                 COM         733174106         10754   1631849SH     Sole                    1489849         142000
PROCTER & GAMBLE                COM         742718109           680     11182SH     Sole                      10682            500
ROYAL DUTCH SHELL PLC-ADR A     COM         780259206         19853    242965SH     Sole                     211415          31550
SEALED AIR CORP NEW             COM         81211K100         35107   1846788SH     Sole                    1675388         171400
SLM CORPORATION SECURITIES      COM         78442P106           435     22500SH     Sole                      13900           8600
SUNTRUST BKS INC                COM         867914103           405     11184SH     Sole                      11184
TRAVELERS COMPANIES COM         COM         89417E109         51959   1197213SH     Sole                    1081973         115240
UNITED TECHNOLOGIES             COM         913017109           518      8400SH     Sole                       8400
VERIZON COMMUNICATIONS          COM         92343V104         18230    514964SH     Sole                     459564          55400
WACHOVIA CORP                   COM         929903102         28394   1828310SH     Sole                    1645660         182650
WAL MART STORES                 COM         931142103         86649   1541803SH     Sole                    1389403         152400
WATSON PHARMACEUTICALS          COM         942683103         36666   1349490SH     Sole                    1209690         139800
WELLPOINT INC                   COM         94973V107         45920    963497SH     Sole                     870197          93300
WYETH                           COM         983024100           987     20585SH     Sole                      20585
WYNDHAM WORLDWIDE CORP COM      COM         98310W108         29245   1632905SH     Sole                    1466535         166370
COLUMN TOTALS                                               1698517  60515188                              54170760       06344429